INCOME TAXES (Details 4) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Tax [Line Items]
Current income tax expense		$ (106,918)	$ (521,903)	$ (122,530)
Tax benefit arising from tax credit used to reduce current tax expense		730	177,291	60,934
Prior period current income tax adjustments		(1,333)	(1,747)	(11,037)
Other current benefit tax (expenses)		(7,209)	(19,311)	(4,088)
Current Tax Expense, Net		(114,730)	(365,670)	(76,721)
Deferred tax expense relating to origination and reversal of temporary differences	[1]	(34,970)	191,095	(17,508)
Tax benefit arising from tax credits used to reduce deferred tax expense	[1]	109,896	4,175	121,522
Total deferred Tax benefit (expense), Net		74,926	195,270	104,014
Total income tax benefit (expense)		$ (39,804)	$ (170,400)	$ 27,293

[1]	In 2024, includes deferred tax expenses related to temporary differences and tax losses generated by Brazilian companies previously classified as held for sale, through the sale date.